Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2021 USD ($)
2021	$ (2,348)
2022	(4,657)
2023	(8,134)
2024	(12,947)
2025	(6,127)
2026 and thereafter	(2,218)
Total	$ (36,431)